Capital Leased Assets and Capital Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Finance leased assets [Abstract]:
Vessel's sale and leaseback price	$ 85,572
Prepaid lease rentals	$ 45,793		$ 49,817
Net settlements of interest rate swaps qualifying for cash flow hedge		$ 6,604
Capital leased assets	$ 256,716
Capital leased assets, depreciation	3,759	2,347
Capital leased assets, net	246,788		$ 250,547
Finance lease obligation [Abstract]:
Finance lease obligations, Gross	$ 240,528
Finance lease obligation maturity	2024
Interest expense incurred on finance leases	$ 8,615	$ 5,803